Inventories	12 Months Ended
Aug. 31, 2020
Inventories
Inventories

7.Inventories

	2020	2019
	$	$
Raw materials	422,784	301,939
Work-in-process	17,000	147,388
Finished goods	51,743	369,484
	491,527	818,811

For the year ended August 31, 2020, inventories recognized as an expense amounted to $1,812,783 (2019 – $1,584,013,  2018 – $769,839).

For the year ended August 31, 2020, cost of sales includes depreciation of $142,336 (2019 – $33,596,  2018 – $29,870).